Deferred Tax Assets and Liabilities - Changes in Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Other comprehensive loss	₩ (35,235)	₩ (1,169)	₩ 9,259
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,121,079	960,706
Profit or loss	630,068	161,542
Other comprehensive loss	(35,235)	(1,169)
Ending balance	1,715,912	1,121,079	960,706
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,013)	(1,441)
Profit or loss	(3,351)	428
Ending balance	(4,364)	(1,013)	(1,441)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	60,606	34,550
Profit or loss	28,916	26,056
Ending balance	89,522	60,606	34,550
Gross carrying amount [member] | Defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		2,375
Profit or loss	35,235	(1,206)
Other comprehensive loss	(35,235)	(1,169)
Ending balance	0		2,375
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	126,072	183,903
Profit or loss	5,124	(57,831)
Ending balance	131,196	126,072	183,903
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	444,226	409,928
Profit or loss	225,683	34,298
Ending balance	669,909	444,226	409,928
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(11,120)	(21,189)
Profit or loss	22,247	10,069
Ending balance	11,127	(11,120)	(21,189)
Gross carrying amount [member] | provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	32,468	27,018
Profit or loss	22,961	5,450
Ending balance	55,429	32,468	27,018
Gross carrying amount [member] | Gain or loss on foreign currency translation, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	13	13
Profit or loss	(13)
Ending balance	0	13	13
Gross carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	13,185	27,562
Profit or loss	124,154	(14,377)
Ending balance	137,339	13,185	27,562
Gross carrying amount [member] | Tax credits carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	308,393
Profit or loss	472,587	134,845
Ending balance	38,337	308,393
Gross carrying amount [member] | Tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	134,845	268,926
Profit or loss	(270,056)	39,467
Ending balance	607,432	134,845	268,926
Gross carrying amount [member] | Subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	13,404	29,061
Profit or loss	(33,419)	(15,657)
Ending balance	₩ (20,015)	₩ 13,404	₩ 29,061